Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 412	[1]	$ 478	[1]
Short term borrowings, current portion of long term debt	$ 3,011	[1]	$ 2,060	[1]
Preferred stock, shares authorized	27,000,000	[1]	27,000,000	[1]
Preferred stock, shares issued	717	[1]	829	[1]
Common stock, par value (in dollars per share)	$ 0.05	[1]	$ 0.05	[1]
Common stock, shares authorized	12,000,000,000	[1]	12,000,000,000	[1]
Common stock, shares issued	9,110,000,000	[1]	9,051,000,000	[1]
Treasury stock, shares at cost	2,819,000,000	[1]	2,652,000,000	[1]

[1]	Amounts may not add due to rounding.